June 30, 2011	• Pacific Select Fund • Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Semi-Annual
Reports

TABLE OF CONTENTS
PACIFIC SELECT FUND

Schedules of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-8
Statements of Changes in Net Assets	B-15
Statement of Cash Flows	B-28
Financial Highlights	B-29
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Approval of Investment Advisory Agreement and Portfolio Management Agreements	D-5
Where to Go for More Information	D-11

     The 2011 Semi-Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Semi-Annual Report should be read in conjunction with the PSF Semi-Annual Report included herein.
PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

     The 2011 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Semi-Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (Unaudited)
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management Class I	2,389	$24,015	$24,091
Diversified Bond	Diversified Bond Class I	282	2,469	2,859
Floating Rate Loan	Floating Rate Loan Class I	344	2,198	2,526
High Yield Bond	High Yield Bond Class I	4,723	25,519	30,476
Inflation Managed	Inflation Managed Class I	2,984	30,299	35,210
Inflation Protected	Inflation Protected Class I	8	84	84
Managed Bond	Managed Bond Class I	7,540	78,430	87,097
Short Duration Bond	Short Duration Bond Class I	600	5,357	5,692
American Funds® Growth	American Funds Growth Class I	1,054	6,214	9,387
American Funds Growth-Income	American Funds Growth-Income Class I	999	7,897	9,723
Comstock	Comstock Class I	639	3,773	5,769
Dividend Growth	Dividend Growth Class I	930	7,432	9,196
Equity Index	Equity Index Class I	2,097	36,522	60,991
Focused 30	Focused 30 Class I	453	2,736	5,798
Growth LT	Growth LT Class I	3,520	50,848	70,118
Large-Cap Growth	Large-Cap Growth Class I	531	1,987	3,006
Large-Cap Value	Large-Cap Value Class I	1,316	10,956	16,110
Long/Short Large-Cap	Long/Short Large-Cap Class I	178	1,144	1,544
Main Street® Core	Main Street Core Class I	4,074	67,648	74,807
Mid-Cap Equity	Mid-Cap Equity Class I	1,342	12,762	17,765
Mid-Cap Growth	Mid-Cap Growth Class I	1,118	4,771	11,758
Mid-Cap Value	Mid-Cap Value Class I	103	1,007	1,238
Small-Cap Equity	Small-Cap Equity Class I	121	1,140	1,504
Small-Cap Growth	Small-Cap Growth Class I	914	6,249	10,341
Small-Cap Index	Small-Cap Index Class I	1,222	9,790	15,010
Small-Cap Value	Small-Cap Value Class I	603	5,609	7,694
Health Sciences	Health Sciences Class I	435	3,556	5,493
Real Estate	Real Estate Class I	691	6,199	10,653
Technology	Technology Class I	754	2,628	3,506
Emerging Markets	Emerging Markets Class I	1,420	8,202	23,770
International Large-Cap	International Large-Cap Class I	2,327	11,754	16,427
International Small-Cap	International Small-Cap Class I	146	737	1,300
International Value	International Value Class I	3,781	38,230	43,177
American Funds Asset Allocation	American Funds Asset Allocation Class I	108	1,307	1,578
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I	78	889	950
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I	170	2,069	2,252
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I	183	2,307	2,516
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I	5,366	52,996	53,438
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I	7,319	71,358	72,527
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	20,685	198,796	203,710
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	14,168	134,399	138,678
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I	5,882	55,048	57,246

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	81	874	861

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth Strategy Class B	AllianceBernstein VPS Balanced Wealth Strategy Class B	228	2,151	2,625

	BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	1,312	15,730	19,672

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds Allocation Class 4	Franklin Templeton VIP Founding Funds Allocation Class 4	236	1,368	1,936

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	75	1,165	1,271

	MFS ® Variable Insurance Trust
MFS Total Return Series — Service Class	MFS Total Return Series - Service Class	1	10	10

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset - Advisor Class	205	2,568	2,697

     American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered OppenheimerFunds, Inc., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

E-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2011 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected	Bond

ASSETS
Investments in affiliated mutual funds, at value	$24,091	$2,859	$2,526	$30,476	$35,210	$84	$87,097
Receivables:
Due from Pacific Life Insurance Company	29	—	—	—	—	—	—
Fund shares redeemed	—	48	—	76	88	—	84

Total Assets	24,120	2,907	2,526	30,552	35,298	84	87,181

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	46	1	74	80	—	76
Fund shares purchased	27	—	—	—	—	—	—

Total Liabilities	27	46	1	74	80	—	76

NET ASSETS	$24,093	$2,861	$2,525	$30,478	$35,218	$84	$87,105

Units Outstanding	1,532	245	281	823	996	8	2,310

Accumulation Unit Value	$15.72	$11.66	$8.97	$37.05	$35.36	$10.03	$37.71

Cost of Investments	$24,015	$2,469	$2,198	$25,519	$30,299	$84	$78,430

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

ASSETS
Investments in affiliated mutual funds, at value	$5,692	$9,387	$9,723	$5,769	$9,196	$60,991	$5,798
Receivables:
Due from Pacific Life Insurance Company	9	2	3	4	3	—	—
Fund shares redeemed	—	1	—	—	1	141	1

Total Assets	5,701	9,390	9,726	5,773	9,200	61,132	5,799

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	136	—
Fund shares purchased	4	—	—	1	—	—	—

Total Liabilities	4	—	—	1	—	136	—

NET ASSETS	$5,697	$9,390	$9,726	$5,772	$9,200	$60,996	$5,799

Units Outstanding	519	711	849	535	778	1,551	476

Accumulation Unit Value	$10.98	$13.21	$11.45	$10.78	$11.82	$39.32	$12.18

Cost of Investments	$5,357	$6,214	$7,897	$3,773	$7,432	$36,522	$2,736

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

ASSETS
Investments in affiliated mutual funds, at value	$70,118	$3,006	$16,110	$1,544	$74,807	$17,765	$11,758
Receivables:
Due from Pacific Life Insurance Company	5	20	—	1	—	14	—
Fund shares redeemed	87	—	5	—	178	—	12

Total Assets	70,210	3,026	16,115	1,545	74,985	17,779	11,770

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	87	—	1	—	175	—	10
Fund shares purchased	—	16	—	1	—	6	—
Other	—	—	—	1	—	—	—

Total Liabilities	87	16	1	2	175	6	10

NET ASSETS	$70,123	$3,010	$16,114	$1,543	$74,810	$17,773	$11,760

Units Outstanding	1,850	418	1,110	162	2,252	750	1,020

Accumulation Unit Value	$37.90	$7.21	$14.52	$9.53	$33.22	$23.71	$11.53

Cost of Investments	$50,848	$1,987	$10,956	$1,144	$67,648	$12,762	$4,771

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2011 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

ASSETS
Investments in affiliated mutual funds, at value	$1,238	$1,504	$10,341	$15,010	$7,694	$5,493	$10,653
Receivables:
Due from Pacific Life Insurance Company	—	1	—	—	34	—	17
Fund shares redeemed	—	—	42	51	—	6	—

Total Assets	1,238	1,505	10,383	15,061	7,728	5,499	10,670

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	41	49	—	6	—
Fund shares purchased	—	1	—	—	33	—	15

Total Liabilities	—	1	41	49	33	6	15

NET ASSETS	$1,238	$1,504	$10,342	$15,012	$7,695	$5,493	$10,655

Units Outstanding	74	94	755	820	312	336	299

Accumulation Unit Value	$16.64	$16.06	$13.69	$18.32	$24.67	$16.36	$35.69

Cost of Investments	$1,007	$1,140	$6,249	$9,790	$5,609	$3,556	$6,199

							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

ASSETS
Investments in affiliated mutual funds, at value	$3,506	$23,770	$16,427	$1,300	$43,177	$1,578	$950
Receivables:
Due from Pacific Life Insurance Company	—	—	—	1	—	—	—
Fund shares redeemed	—	10	13	1	68	—	—

Total Assets	3,506	23,780	16,440	1,302	43,245	1,578	950

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	6	4	—	63	—	—

Total Liabilities	—	6	4	—	63	—	—

NET ASSETS	$3,506	$23,774	$16,436	$1,302	$43,182	$1,578	$950

Units Outstanding	565	735	1,458	142	2,579	106	75

Accumulation Unit Value	$6.20	$32.36	$11.27	$9.17	$16.75	$14.85	$12.71

Cost of Investments	$2,628	$8,202	$11,754	$737	$38,230	$1,307	$889

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative	Conservative	Moderate	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$2,252	$2,516	$53,438	$72,527	$203,710	$138,678	$57,246
Receivables:
Due from Pacific Life Insurance Company	—	—	—	499	—	65	—
Fund shares redeemed	—	1	5	—	81	—	136

Total Assets	2,252	2,517	53,443	73,026	203,791	138,743	57,382

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1	5	—	81	—	136
Fund shares purchased	—	—	—	499	—	65	—
Other	—	—	5	7	21	14	6

Total Liabilities	—	1	10	506	102	79	142

NET ASSETS	$2,252	$2,516	$53,433	$72,520	$203,689	$138,664	$57,240

Units Outstanding	166	174	5,376	7,333	20,725	14,195	5,893

Accumulation Unit Value	$13.60	$14.45	$9.94	$9.89	$9.83	$9.77	$9.71

Cost of Investments	$2,069	$2,307	$52,996	$71,358	$198,796	$134,399	$55,048

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
JUNE 30, 2011 (Unaudited)
(in thousands, except accumulation unit values)

	Variable Accounts
				Franklin
	Invesco V.I.	AllianceBernstein		Templeton VIP	GE	MFS
	Balanced-Risk	VPS Balanced	BlackRock	Founding Funds	Investments	Total Return	PIMCO Global
	Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Series -	Multi-Asset -
	Series II	Class B	V.I. Class III	Class 4	Class 3	Service Class	Advisor Class

ASSETS
Investments in mutual funds, at value	$861	$2,625	$19,672	$1,936	$1,271	$10	$2,697
Receivables:
Due from Pacific Life Insurance Company	—	—	11	—	—	—	—
Fund shares redeemed	—	—	—	—	—	—	1

Total Assets	861	2,625	19,683	1,936	1,271	10	2,698

LIABILITIES
Due to Pacific Life Insurance Company	—	—	—	—	—	—	1
Fund shares purchased	—	—	11	—	—	—	—
Other	1	—	1	—	—	—	—

Total Liabilities	1	—	12	—	—	—	1

NET ASSETS	$860	$2,625	$19,671	$1,936	$1,271	$10	$2,697

Units Outstanding	62	270	1,868	198	91	1	242

Accumulation Unit Value	$13.88	$9.74	$10.53	$9.77	$13.92	$9.81	$11.14

Cost of Investments	$874	$2,151	$15,730	$1,368	$1,165	$10	$2,568

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)
(in thousands)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Inflation	Managed
	Management	Bond	Rate Loan	Bond	Managed	Protected (1)	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$549	$701	$1,540	$766	$—	$592
EXPENSES
Mortality and expense risk fees	142	258	107	278	542	—	942

Net Investment Income (Loss)	(142)	291	594	1,262	224	(—)	(350)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	17	1,435	(1,138)	403	6,959	—	4,578
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	3,873	—	5,149

Realized Gain (Loss)	17	1,435	(1,138)	403	10,832	—	9,727

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(17)	(746)	796	(87)	(6,646)	(—)	(5,900)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($142)	$980	$252	$1,578	$4,410	($—)	$3,477

	Short Duration	American Funds	American Funds		Dividend	Equity	Focused
	Bond	Growth	Growth-Income	Comstock	Growth	Index	30

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$127	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	163	121	149	196	129	528	38

Net Investment Loss	(36)	(121)	(149)	(196)	(129)	(528)	(38)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(4)	269	(1,133)	4,468	637	10,479	415
Capital gain distributions from affiliated mutual fund investments	—	—	—	231	1,003	—	—

Realized Gain (Loss)	(4)	269	(1,133)	4,699	1,640	10,479	415

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	126	402	1,630	(3,957)	(673)	(6,414)	(273)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$86	$550	$348	$546	$838	$3,537	$104

	Growth	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap
	LT	Growth	Value	Large-Cap	Core	Equity	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	532	118	322	131	553	246	157

Net Investment Loss	(532)	(118)	(322)	(131)	(553)	(246)	(157)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	4,152	2,327	5,794	11	(161)	3,457	6,581
Capital gain distributions from affiliated mutual fund investments	2,874	2,144	211	2,208	6,764	5,093	1,359

Realized Gain	7,026	4,471	6,005	2,219	6,603	8,550	7,940

CHANGE IN UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(4,275)	(3,743)	(2,934)	(1,851)	(4,541)	(7,472)	(5,857)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,219	$610	$2,749	$237	$1,509	$832	$1,926

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)
(in thousands)

	Variable Accounts
	Mid-Cap	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Value	Equity	Growth	Index	Value	Sciences	Estate

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$372	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	108	85	106	103	85	33	97

Net Investment Income (Loss)	264	(85)	(106)	(103)	(85)	(33)	(97)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain on sale of affiliated mutual fund investments	2,450	658	1,832	506	825	24	1,651
Capital gain distributions from affiliated mutual fund investments	2,747	1,993	1,900	—	1,729	368	539

Realized Gain	5,197	2,651	3,732	506	2,554	392	2,190

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(5,019)	(2,641)	(2,597)	434	(1,738)	422	(853)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$442	($75)	$1,029	$837	$731	$781	$1,240

							Pacific
							Dynamix -
		Emerging	International	International	International	American Funds	Conservative
	Technology	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$250	$129	$187	$688	$29	$—
EXPENSES
Mortality and expense risk fees	23	246	263	77	374	9	6

Net Investment Income (Loss)	(23)	4	(134)	110	314	20	(6)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(28)	10,868	2,264	(32)	(311)	(3)	—
Capital gain distributions from affiliated mutual fund investments	629	—	—	—	—	21	12

Realized Gain (Loss)	601	10,868	2,264	(32)	(311)	18	12

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(534)	(12,342)	(737)	218	2,234	21	22

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$44	($1,470)	$1,393	$296	$2,237	$59	$28

	Pacific			Portfolio			Portfolio
	Dynamix -	Pacific	Portfolio	Optimization	Portfolio	Portfolio	Optimization
	Moderate	Dynamix -	Optimization	Moderate-	Optimization	Optimization	Aggressive-
	Growth	Growth	Conservative (1)	Conservative (1)	Moderate (1)	Growth (1)	Growth (1)

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk fees	13	14	7	9	23	14	6

Net Investment Loss	(13)	(14)	(7)	(9)	(23)	(14)	(6)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	10	(4)	(2)	(6)	35	(7)	8
Capital gain distributions from affiliated mutual fund investments	18	24	—	—	—	—	—

Realized Gain (Loss)	28	20	(2)	(6)	35	(7)	8

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	64	75	442	1,169	4,914	4,280	2,198

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79	$81	$433	$1,154	$4,926	$4,259	$2,200

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS (Continued)
FOR THE PERIOD ENDED JUNE 30, 2011 (Unaudited)
(in thousands)

	Variable Accounts
				Franklin
	Invesco V.I.	AllianceBernstein		Templeton VIP	GE	MFS
	Balanced-Risk	VPS Balanced	BlackRock	Founding Funds	Investments	Total Return	PIMCO Global
	Allocation	Wealth Strategy	Global Allocation	Allocation	Total Return	Series -	Multi-Asset -
	Series II	Class B	V.I. Class III	Class 4	Class 3	Service Class (1)	Advisor Class

INVESTMENT INCOME
Dividends from mutual fund investments (2)	$1	$57	$—	$—	$—	$—	$26
EXPENSES
Mortality and expense risk fees	3	16	122	12	7	—	13

Net Investment Income (Loss)	(2)	41	(122)	(12)	(7)	(—)	13

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	—	1	7	3	(1)	—	(1)
Capital gain distributions from mutual fund investments	48	—	—	—	—	—	—

REALIZED GAIN (LOSS)	48	1	7	3	(1)	—	(1)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(49)	30	649	113	38	(—)	54

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3)	$72	$534	$104	$30	($—)	$66

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(2)	The dividends distribution for the Franklin Templeton VIP Founding Funds Allocation Class 4 Variable Account in full dollars was less than $500 for the period and is not shown on the above Statements of Operations due to rounding.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Periods Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($142)	($349)	$291	$750	$594	$592
Realized gain (loss)	17	16	1,435	(31)	(1,138)	(1,420)
Change in unrealized appreciation (depreciation) on investments	(17)	(32)	(746)	1,913	796	1,800

Net Increase (Decrease) in Net Assets Resulting from Operations	(142)	(365)	980	2,632	252	972

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	204	517	327	551	146	230
Transfers between variable and fixed accounts, net	5,786	4,182	(38,079)	9,538	(13,886)	1,379
Contract charges and deductions	(284)	(583)	(570)	(905)	(232)	(340)
Surrenders	(6,868)	(7,190)	(1,975)	(3,499)	(750)	(1,357)
Other	1	—	4	(3)	2	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,161)	(3,074)	(40,293)	5,682	(14,720)	(89)

NET INCREASE (DECREASE) IN NET ASSETS	(1,303)	(3,439)	(39,313)	8,314	(14,468)	883

NET ASSETS
Beginning of Year or Period	25,396	28,835	42,174	33,860	16,993	16,110

End of Year or Period	$24,093	$25,396	$2,861	$42,174	$2,525	$16,993

	High Yield Bond		Inflation Managed		Inflation Protected (2)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$1,262	$2,802	$224	$673	($—)
Realized gain (loss)	403	(569)	10,832	907	—
Change in unrealized appreciation (depreciation) on investments	(87)	3,074	(6,646)	5,080	(—)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,578	5,307	4,410	6,660	(—)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	291	376	561	1,080	—
Transfers between variable and fixed accounts, net	(13,067)	(3,469)	(53,038)	1,451	84
Contract charges and deductions	(595)	(1,428)	(1,187)	(2,743)	(—)
Surrenders	(1,812)	(4,008)	(4,391)	(8,355)	(—)
Other	2	(2)	6	(—)	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,181)	(8,531)	(58,049)	(8,567)	84

NET INCREASE (DECREASE) IN NET ASSETS	(13,603)	(3,224)	(53,639)	(1,907)	84

NET ASSETS
Beginning of Year or Periods	44,081	47,305	88,857	90,764	—

End of Year or Periods	$30,478	$44,081	$35,218	$88,857	$84

(1)	Unaudited.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	Managed Bond		Short Duration Bond		American Funds Growth

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	($350)	$3,486	($36)	$64	($121)	($239)
Realized gain (loss)	9,727	297	(4)	(135)	269	(2,529)
Change in unrealized appreciation (depreciation) on investments	(5,900)	7,023	126	636	402	5,629

Net Increase in Net Assets Resulting from Operations	3,477	10,806	86	565	550	2,861

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	837	1,467	190	329	128	184
Transfers between variable and fixed accounts, net	(63,996)	23,834	(20,828)	4,238	(9,742)	(2,328)
Contract charges and deductions	(2,075)	(3,771)	(331)	(677)	(160)	(377)
Surrenders	(7,266)	(15,630)	(1,082)	(2,459)	(1,166)	(1,571)
Other	7	(—)	3	(—)	—	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(72,493)	5,900	(22,048)	1,431	(10,940)	(4,092)

NET INCREASE (DECREASE) IN NET ASSETS	(69,016)	16,706	(21,962)	1,996	(10,390)	(1,231)

NET ASSETS
Beginning of Year or Period	156,121	139,415	27,659	25,663	19,780	21,011

End of Year or Period	$87,105	$156,121	$5,697	$27,659	$9,390	$19,780

	American Funds Growth-Income		Comstock		Dividend Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($149)	($306)	($196)	($6)	($129)	($38)
Realized gain (loss)	(1,133)	(1,302)	4,699	(256)	1,640	(106)
Change in unrealized appreciation (depreciation) on investments	1,630	3,849	(3,957)	4,305	(673)	1,604

Net Increase in Net Assets Resulting from Operations	348	2,241	546	4,043	838	1,460

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	158	312	221	385	113	153
Transfers between variable and fixed accounts, net	(13,305)	(3,029)	(24,759)	(1,540)	(11,344)	7,444
Contract charges and deductions	(249)	(708)	(332)	(558)	(213)	(301)
Surrenders	(1,471)	(2,014)	(1,682)	(2,563)	(882)	(1,393)
Other	1	1	1	—	—	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(14,866)	(5,438)	(26,551)	(4,276)	(12,326)	5,903

NET INCREASE (DECREASE) IN NET ASSETS	(14,518)	(3,197)	(26,005)	(233)	(11,488)	7,363

NET ASSETS
Beginning of Year or Period	24,244	27,441	31,777	32,010	20,688	13,325

End of Year or Period	$9,726	$24,244	$5,772	$31,777	$9,200	$20,688

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	Equity Index		Focused 30		Growth LT

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($528)	$506	($38)	($98)	($532)	($143)
Realized gain	10,479	8,316	415	1,441	7,026	2,533
Change in unrealized appreciation (depreciation) on investments	(6,414)	2,693	(273)	(824)	(4,275)	5,498

Net Increase in Net Assets Resulting from Operations	3,537	11,515	104	519	2,219	7,888

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	371	779	38	46	313	530
Transfers between variable and fixed accounts, net	(22,657)	(21,061)	(475)	(3,355)	(14,398)	(3,833)
Contract charges and deductions	(1,127)	(1,967)	(59)	(148)	(1,020)	(1,777)
Surrenders	(4,602)	(7,268)	(342)	(733)	(3,896)	(7,129)
Other	4	7	1	1	4	(1)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(28,011)	(29,510)	(837)	(4,189)	(18,997)	(12,210)

NET DECREASE IN NET ASSETS	(24,474)	(17,995)	(733)	(3,670)	(16,778)	(4,322)

NET ASSETS
Beginning of Year or Period	85,470	103,465	6,532	10,202	86,901	91,223

End of Year or Period	$60,996	$85,470	$5,799	$6,532	$70,123	$86,901

	Large-Cap Growth		Large-Cap Value		Long/Short Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($118)	($229)	($322)	$122	($131)	($85)
Realized gain (loss)	4,471	(818)	6,005	(310)	2,219	(638)
Change in unrealized appreciation (depreciation) on investments	(3,743)	3,317	(2,934)	4,025	(1,851)	2,898

Net Increase in Net Assets Resulting from Operations	610	2,270	2,749	3,837	237	2,175

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	144	223	383	671	180	279
Transfers between variable and fixed accounts, net	(15,762)	(777)	(35,095)	(3,481)	(19,002)	983
Contract charges and deductions	(224)	(441)	(515)	(1,140)	(235)	(371)
Surrenders	(900)	(1,590)	(2,549)	(4,450)	(1,062)	(1,720)
Other	2	(—)	3	(—)	1	(—)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(16,740)	(2,585)	(37,773)	(8,400)	(20,118)	(829)

NET INCREASE (DECREASE) IN NET ASSETS	(16,130)	(315)	(35,024)	(4,563)	(19,881)	1,346

NET ASSETS
Beginning of Year or Period	19,140	19,455	51,138	55,701	21,424	20,078

End of Year or Period	$3,010	$19,140	$16,114	$51,138	$1,543	$21,424

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($553)	($137)	($246)	($127)	($157)	($225)
Realized gain	6,603	87	8,550	1,385	7,940	1,166
Change in unrealized appreciation (depreciation) on investments	(4,541)	9,899	(7,472)	6,481	(5,857)	4,930

Net Increase in Net Assets Resulting from Operations	1,509	9,849	832	7,739	1,926	5,871

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	349	549	234	369	183	261
Transfers between variable and fixed accounts, net	(12,505)	23,697	(21,241)	(3,914)	(14,339)	(32)
Contract charges and deductions	(1,401)	(1,946)	(335)	(831)	(248)	(323)
Surrenders	(4,135)	(5,832)	(1,852)	(3,865)	(1,099)	(1,926)
Other	3	1	4	2	1	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(17,689)	16,469	(23,190)	(8,239)	(15,502)	(2,020)

NET INCREASE (DECREASE) IN NET ASSETS	(16,180)	26,318	(22,358)	(500)	(13,576)	3,851

NET ASSETS
Beginning of Year or Period	90,990	64,672	40,131	40,631	25,336	21,485

End of Year or Period	$74,810	$90,990	$17,773	$40,131	$11,760	$25,336

	Mid-Cap Value		Small-Cap Equity		Small-Cap Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$264	($37)	($85)	($62)	($106)	($196)
Realized gain (loss)	5,197	270	2,651	(113)	3,732	771
Change in unrealized appreciation (depreciation) on investments	(5,019)	2,702	(2,641)	2,122	(2,597)	2,776

Net Increase (Decrease) in Net Assets Resulting from Operations	442	2,935	(75)	1,947	1,029	3,351

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	128	206	105	163	77	155
Transfers between variable and fixed accounts, net	(14,813)	(1,306)	(11,342)	2,356	(6,551)	(1,142)
Contract charges and deductions	(190)	(273)	(105)	(283)	(171)	(286)
Surrenders	(893)	(1,433)	(629)	(1,074)	(962)	(1,564)
Other	2	(—)	2	(1)	1	(1)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(15,766)	(2,806)	(11,969)	1,161	(7,606)	(2,838)

NET INCREASE (DECREASE) IN NET ASSETS	(15,324)	129	(12,044)	3,108	(6,577)	513

NET ASSETS
Beginning of Year or Period	16,562	16,433	13,548	10,440	16,919	16,406

End of Year or Period	$1,238	$16,562	$1,504	$13,548	$10,342	$16,919

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	Small-Cap Index		Small-Cap Value		Health Sciences

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($103)	($56)	($85)	$104	($33)	($49)
Realized gain	506	346	2,554	562	392	105
Change in unrealized appreciation (depreciation) on investments	434	2,944	(1,738)	2,090	422	678

Net Increase in Net Assets Resulting from Operations	837	3,234	731	2,756	781	734

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46	323	112	124	10	22
Transfers between variable and fixed accounts, net	(1,565)	(191)	(6,716)	118	(248)	1,133
Contract charges and deductions	(107)	(282)	(104)	(196)	(11)	(90)
Surrenders	(821)	(1,185)	(640)	(1,401)	(232)	(263)
Other	1	(1)	1	(1)	(1)	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,446)	(1,336)	(7,347)	(1,356)	(482)	802

NET INCREASE (DECREASE) IN NET ASSETS	(1,609)	1,898	(6,616)	1,400	299	1,536

NET ASSETS
Beginning of Year or Period	16,621	14,723	14,311	12,911	5,194	3,658

End of Year or Period	$15,012	$16,621	$7,695	$14,311	$5,493	$5,194

	Real Estate		Technology		Emerging Markets

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($97)	$10	($23)	($41)	$4	($60)
Realized gain	2,190	541	601	182	10,868	2,819
Change in unrealized appreciation (depreciation) on investments	(853)	3,010	(534)	440	(12,342)	5,995

Net Increase (Decrease) in Net Assets Resulting from Operations	1,240	3,561	44	581	(1,470)	8,754

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	80	130	16	14	190	288
Transfers between variable and fixed accounts, net	(4,864)	(1,057)	121	(423)	(17,031)	(2,564)
Contract charges and deductions	(215)	(339)	(22)	(38)	(421)	(647)
Surrenders	(710)	(1,586)	(140)	(282)	(1,832)	(3,243)
Other	1	—	1	(—)	2	1

Net Decrease in Net Assets Derived from Contract Owner Transactions	(5,708)	(2,852)	(24)	(729)	(19,092)	(6,165)

NET INCREASE (DECREASE) IN NET ASSETS	(4,468)	709	20	(148)	(20,562)	2,589

NET ASSETS
Beginning of Year or Period	15,123	14,414	3,486	3,634	44,336	41,747

End of Year or Period	$10,655	$15,123	$3,506	$3,486	$23,774	$44,336

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011(1)	2010	2011(1)	2010	2011(1)	2010
	International Large-Cap		International Small-Cap		International Value

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($134)	($76)	$110	$155	$314	$841
Realized gain (loss)	2,264	(1,065)	(32)	(987)	(311)	(1,508)
Change in unrealized appreciation (depreciation) on investments	(737)	4,476	218	3,340	2,234	1,041

Net Increase in Net Assets Resulting from Operations	1,393	3,335	296	2,508	2,237	374

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	298	485	88	152	296	571
Transfers between variable and fixed accounts, net	(25,038)	(2,759)	(11,322)	(154)	(15,385)	(5,844)
Contract charges and deductions	(472)	(875)	(122)	(230)	(703)	(1,171)
Surrenders	(2,059)	(3,846)	(603)	(1,020)	(2,945)	(4,844)
Other	3	1	2	—	4	(3)

Net Decrease in Net Assets Derived from Contract Owner Transactions	(27,268)	(6,994)	(11,957)	(1,252)	(18,733)	(11,291)

NET INCREASE (DECREASE) IN NET ASSETS	(25,875)	(3,659)	(11,661)	1,256	(16,496)	(10,917)

NET ASSETS
Beginning of Year or Period	42,311	45,970	12,963	11,707	59,678	70,595

End of Year or Period	$16,436	$42,311	$1,302	$12,963	$43,182	$59,678

	American Funds		Pacific Dynamix -		Pacific Dynamix -
	Asset Allocation		Conservative Growth		Moderate Growth

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$20	($13)	($6)	$9	($13)	$11
Realized gain (loss)	18	(1)	12	18	28	22
Change in unrealized appreciation on investments	21	132	22	36	64	113

Net Increase in Net Assets Resulting from Operations	59	118	28	63	79	146

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2	2	9	20	570	54
Transfers between variable and fixed accounts, net	293	313	9	543	307	1,303
Contract charges and deductions	(21)	(46)	(1)	(1)	(2)	(3)
Surrenders	(30)	(26)	(47)	(42)	(631)	(137)
Other	(—)	(—)	(1)	(—)	16	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	244	243	(31)	520	260	1,217

NET INCREASE (DECREASE) IN NET ASSETS	303	361	(3)	583	339	1,363

NET ASSETS
Beginning of Year or Period	1,275	914	953	370	1,913	550

End of Year or Period	$1,578	$1,275	$950	$953	$2,252	$1,913

(1)	Unaudited.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Periods Ended	Year Ended	Periods Ended	Periods Ended
	June 30,	December 31,	June 30,	June 30,
	2011 (1)	2010	2011 (1)	2011 (1)
	Pacific Dynamix -		Portfolio Optimization	Portfolio Optimization
	Growth		Conservative (2)	Moderate-Conservative (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($14)	$6	($7)	($9)
Realized gain (loss)	20	31	(2)	(6)
Change in unrealized appreciation on investments	75	94	442	1,169

Net Increase in Net Assets Resulting from Operations	81	131	433	1,154

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	36	2	—	432
Transfers between variable and fixed accounts, net	821	1,257	53,024	71,307
Contract charges and deductions	(3)	(3)	(4)	(2)
Surrenders	(56)	(87)	(15)	(364)
Other	(1)	(—)	(5)	(7)

Net Increase in Net Assets Derived from Contract Owner Transactions	797	1,169	53,000	71,366

NET INCREASE IN NET ASSETS	878	1,300	53,433	72,520

NET ASSETS
Beginning of Year or Periods	1,638	338	—	—

End of Year or Periods	$2,516	$1,638	$53,433	$72,520

	Portfolio Optimization		Portfolio Optimization	Portfolio Optimization
	Moderate (2)		Growth (2)	Aggressive-Growth (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($23)		($14)	($6)
Realized gain (loss)	35		(7)	8
Change in unrealized appreciation on investments	4,914		4,280	2,198

Net Increase in Net Assets Resulting from Operations	4,926		4,259	2,200

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	952		168	3
Transfers between variable and fixed accounts, net	198,220		134,399	55,105
Contract charges and deductions	3		(16)	(1)
Surrenders	(391)		(131)	(61)
Other	(21)		(15)	(6)

Net Increase in Net Assets Derived from Contract Owner Transactions	198,763		134,405	55,040

NET INCREASE IN NET ASSETS	203,689		138,664	57,240

NET ASSETS
Beginning of Periods	—		—	—

End of Periods	$203,689		138,664	$57,240

(1)	Unaudited.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Periods Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2011 (1)	2010	2011 (1)	2010	2011 (1)	2010
	Invesco V.I. Balanced-Risk		AllianceBernstein VPS Balanced		BlackRock Global Allocation
	Allocation Series II		Wealth Strategy Class B		V.I. Class III

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($2)	($2)	$41	$33	($122)	($20)
Realized gain (loss)	48	(4)	1	(35)	7	—
Change in unrealized appreciation (depreciation) on investments	(49)	25	30	197	649	1,510

Net Increase (Decrease) in Net Assets Resulting from Operations	(3)	19	72	195	534	1,490

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	30	5	—	31	130	185
Transfers between variable and fixed accounts, net	603	34	8	91	601	1,484
Contract charges and deductions	(4)	(1)	(12)	(125)	(323)	(242)
Surrenders	(33)	(7)	(101)	(130)	(723)	(976)
Other	1	(—)	—	—	(—)	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	597	31	(105)	(133)	(315)	451

NET INCREASE (DECREASE) IN NET ASSETS	594	50	(33)	62	219	1,941

NET ASSETS
Beginning of Year or Period	266	216	2,658	2,596	19,452	17,511

End of Year or Period	$860	$266	$2,625	$2,658	$19,671	$19,452

	Franklin Templeton VIP Founding		GE Investments Total		MFS Total Return
	Funds Allocation Class 4		Return Class 3		Series - Service Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($12)	$16	($7)	$6	($—)
Realized gain (loss)	3	(13)	(1)	(6)	—
Change in unrealized appreciation (depreciation) on investments	113	138	38	67	(—)

Net Increase (Decrease) in Net Assets Resulting from Operations	104	141	30	67	(—)

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3	39	12	—	—
Transfers between variable and fixed accounts, net	123	63	199	770	10
Contract charges and deductions	(12)	(33)	(19)	(1)	(—)
Surrenders	(91)	(92)	(10)	(37)	—
Other	(—)	—	(—)	(—)	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	23	(23)	182	732	10

NET INCREASE IN NET ASSETS	127	118	212	799	10

NET ASSETS
Beginning of Year or Periods	1,809	1,691	1,059	260	—

End of Year or Periods	$1,936	$1,809	$1,271	$1,059	$10

(1)	Unaudited.

(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Account
	Period Ended	Period Ended
	June 30,	December 31,
	2011(1)	2010
	PIMCO Global
	Multi-Asset - Advisor Class (2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13	$24
Realized gain (loss)	(1)	3
Change in unrealized appreciation on investments	54	75

Net Increase in Net Assets Resulting from Operations	66	102

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	12	—
Transfers between variable and fixed accounts, net	1,132	1,494
Contract charges and deductions	(11)	(15)
Surrenders	(38)	(45)
Other	(—)	—

Net Increase in Net Assets Derived from Contract Owner Transactions	1,095	1,434

NET INCREASE IN NET ASSETS	1,161	1,536

NET ASSETS
Beginning of Period	1,536	—

End of Period	$2,697	$1,536

(1)	Unaudited.

(2)	Operations commenced on May 12, 2010.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS
     A summary of accumulation unit values (“AUV”), total units outstanding, total net assets, investment income ratios, expense ratios, and total returns for each year or period ended are presented in the table below.

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Cash Management
01/01/2011 - 06/30/2011 (Unaudited)	$15.72	1,532	$24,093	0.00%	1.25%	(0.62%)
2010	15.82	1,605	25,396	0.01%	1.25%	(1.29%)
2009	16.03	1,799	28,835	0.23%	1.25%	(1.07%)
2008	16.20	3,663	59,353	2.15%	1.25%	1.09%
2007	16.03	2,683	43,002	4.75%	1.25%	3.68%
2006	15.46	2,826	43,692	4.58%	1.25%	3.39%

Diversified Bond
01/01/2011 - 06/30/2011 (Unaudited)	$11.66	245	$2,861	2.67%	1.25%	1.92%
2010	11.44	3,686	42,174	3.08%	1.25%	6.70%
2009	10.72	3,158	33,860	3.55%	1.25%	12.72%
2008	9.51	3,278	31,187	3.72%	1.25%	(8.95%)
2007	10.45	3,946	41,231	4.92%	1.25%	0.05%
05/04/2006 - 12/31/2006	10.44	1,980	20,675	4.65%	1.25%	4.43%

Floating Rate Loan
01/01/2011 - 06/30/2011 (Unaudited)	$8.97	281	$2,525	8.25%	1.25%	1.54%
2010	8.84	1,922	16,993	4.75%	1.25%	5.94%
2009	8.34	1,931	16,110	4.68%	1.25%	22.76%
2008	6.80	1,721	11,698	6.85%	1.25%	(30.16%)
05/04/2007 - 12/31/2007	9.73	1,738	16,913	6.40%	1.25%	(2.70%)

High Yield Bond
01/01/2011 - 06/30/2011 (Unaudited)	$37.05	823	$30,478	6.92%	1.25%	3.79%
2010	35.69	1,235	44,081	7.60%	1.25%	13.10%
2009	31.56	1,499	47,305	8.04%	1.25%	38.14%
2008	22.85	1,379	31,501	8.04%	1.25%	(23.17%)
2007	29.73	1,623	48,259	7.53%	1.25%	1.16%
2006	29.39	2,022	59,438	7.28%	1.25%	8.07%

Inflation Managed
01/01/2011 - 06/30/2011 (Unaudited)	$35.36	996	$35,218	1.77%	1.25%	4.96%
2010	33.69	2,637	88,857	1.98%	1.25%	7.43%
2009	31.36	2,894	90,764	3.98%	1.25%	19.30%
2008	26.29	3,358	88,278	2.70%	1.25%	(10.47%)
2007	29.36	4,294	126,073	4.26%	1.25%	8.76%
2006	27.00	4,281	115,559	3.92%	1.25%	(0.73%)

Inflation Protected (4)
06/28/2011 - 06/30/2011 (Unaudited)	$10.03	8	$84	0.00%	1.25%	(0.11%)

Managed Bond
01/01/2011 - 06/30/2011 (Unaudited)	$37.71	2,310	$87,105	0.79%	1.25%	2.29%
2010	36.87	4,235	156,121	3.55%	1.25%	7.61%
2009	34.26	4,069	139,415	6.63%	1.25%	19.51%
2008	28.67	4,581	131,330	4.17%	1.25%	(2.93%)
2007	29.53	5,735	169,384	4.42%	1.25%	7.18%
2006	27.56	6,059	166,965	3.93%	1.25%	3.51%

Short Duration Bond
01/01/2011 - 06/30/2011 (Unaudited)	$10.98	519	$5,697	0.98%	1.25%	0.22%
2010	10.95	2,525	27,659	1.48%	1.25%	2.12%
2009	10.73	2,393	25,663	2.93%	1.25%	7.31%
2008	10.00	2,810	28,089	3.60%	1.25%	(6.27%)
2007	10.66	3,328	35,488	4.44%	1.25%	3.16%
2006	10.34	5,033	52,031	4.09%	1.25%	2.98%

American Funds Growth
01/01/2011 - 06/30/2011 (Unaudited)	$13.21	711	$9,390	0.00%	1.25%	5.12%
2010 (5)	12.56	1,574	19,780	0.00%	1.25%	16.79%
2009	10.76	1,953	21,011	0.11%	1.25%	37.14%
2008	7.84	3,216	25,222	0.56%	1.25%	(44.88%)
2007	14.23	2,856	40,645	0.41%	1.25%	10.53%
2006	12.87	3,827	49,265	0.44%	1.25%	8.45%

American Funds Growth-Income
01/01/2011 - 06/30/2011 (Unaudited)	$11.45	849	$9,726	0.00%	1.25%	3.64%
2010 (5)	11.05	2,194	24,244	0.00%	1.25%	9.65%
2009	10.08	2,723	27,441	1.18%	1.25%	29.11%
2008	7.81	3,136	24,484	1.18%	1.25%	(38.85%)
2007	12.77	4,144	52,896	1.20%	1.25%	3.35%
2006	12.35	4,333	53,522	1.39%	1.25%	13.36%

Comstock
01/01/2011 - 06/30/2011 (Unaudited)	$10.78	535	$5,772	0.00%	1.25%	4.93%
2010	10.27	3,093	31,777	1.23%	1.25%	13.99%
2009	9.01	3,552	32,010	1.41%	1.25%	27.08%
2008	7.09	3,636	25,787	1.79%	1.25%	(37.58%)
2007	11.36	5,084	57,765	1.35%	1.25%	(4.22%)
2006	11.86	4,324	51,296	1.57%	1.25%	14.89%

See Notes to Financial Statements	See explanation of references on page F-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Dividend Growth
01/01/2011 - 06/30/2011 (Unaudited)	$11.82	778	$9,200	0.00%	1.25%	6.17%
2010	11.13	1,858	20,688	1.03%	1.25%	9.40%
2009	10.18	1,309	13,325	1.39%	1.25%	30.76%
2008	7.78	2,384	18,556	0.94%	1.25%	(39.83%)
2007	12.93	3,551	45,926	0.67%	1.25%	(0.07%)
2006	12.94	4,621	59,812	0.65%	1.25%	10.58%

Equity Index
01/01/2011 - 06/30/2011 (Unaudited)	$39.32	1,551	$60,996	0.00%	1.25%	5.22%
2010	37.37	2,287	85,470	1.82%	1.25%	13.38%
2009	32.96	3,139	103,465	1.78%	1.25%	24.79%
2008	26.41	2,917	77,034	1.83%	1.25%	(38.13%)
2007	42.69	3,209	136,998	1.68%	1.25%	3.91%
2006	41.08	4,097	168,313	1.62%	1.25%	14.09%

Focused 30
01/01/2011 - 06/30/2011 (Unaudited)	$12.18	476	$5,799	0.00%	1.25%	1.78%
2010	11.97	546	6,532	0.00%	1.25%	8.98%
2009	10.98	929	10,202	0.00%	1.25%	48.56%
2008	7.39	1,499	11,079	0.05%	1.25%	(50.76%)
2007	15.01	1,826	27,415	0.41%	1.25%	30.20%
2006	11.53	1,629	18,779	0.07%	1.25%	22.19%

Growth LT
01/01/2011 - 06/30/2011 (Unaudited)	$37.90	1,850	$70,123	0.00%	1.25%	3.35%
2010	36.67	2,370	86,901	1.08%	1.25%	9.86%
2009	33.38	2,733	91,223	1.06%	1.25%	35.58%
2008	24.62	3,140	77,296	0.48%	1.25%	(41.69%)
2007	42.22	3,692	155,882	0.41%	1.25%	14.18%
2006	36.97	4,607	170,340	0.60%	1.25%	8.36%

Large-Cap Growth
01/01/2011 - 06/30/2011 (Unaudited)	$7.21	418	$3,010	0.00%	1.25%	7.55%
2010	6.70	2,857	19,140	0.00%	1.25%	13.11%
2009	5.92	3,284	19,455	0.07%	1.25%	38.75%
2008	4.27	2,073	8,849	0.00%	1.25%	(51.09%)
2007	8.73	2,784	24,302	0.00%	1.25%	20.11%
2006	7.27	5,483	39,852	0.20%	1.25%	(5.01%)

Large-Cap Value
01/01/2011 - 06/30/2011 (Unaudited)	$14.52	1,110	$16,114	0.00%	1.25%	8.27%
2010	13.41	3,814	51,138	1.49%	1.25%	7.73%
2009	12.44	4,476	55,701	2.07%	1.25%	21.60%
2008	10.23	4,201	42,996	1.63%	1.25%	(35.61%)
2007	15.89	4,957	78,790	1.08%	1.25%	2.25%
2006	15.54	6,086	94,604	1.29%	1.25%	16.12%

Long/Short Large-Cap
01/01/2011 - 06/30/2011 (Unaudited)	$9.53	162	$1,543	0.00%	1.25%	4.25%
2010	9.14	2,344	21,424	0.83%	1.25%	10.83%
2009	8.25	2,435	20,078	0.84%	1.25%	25.98%
05/01/2008 - 12/31/2008	6.55	1,696	11,101	0.88%	1.25%	(34.54%)

Main Street Core
01/01/2011 - 06/30/2011 (Unaudited)	$33.22	2,252	$74,810	0.00%	1.25%	2.19%
2010	32.51	2,799	90,990	1.04%	1.25%	14.70%
2009	28.34	2,282	64,672	1.44%	1.25%	27.75%
2008	22.19	2,955	65,564	1.26%	1.25%	(39.63%)
2007	36.75	3,708	136,282	1.10%	1.25%	3.09%
2006	35.65	4,331	154,397	1.13%	1.25%	13.75%

Mid-Cap Equity
01/01/2011 - 06/30/2011 (Unaudited)	$23.71	750	$17,773	0.00%	1.25%	3.90%
2010	22.82	1,758	40,131	0.92%	1.25%	21.96%
2009	18.71	2,171	40,631	0.98%	1.25%	37.92%
2008	13.57	3,969	53,851	1.45%	1.25%	(39.76%)
2007	22.52	4,809	108,310	0.67%	1.25%	(3.37%)
2006	23.31	5,615	130,879	0.66%	1.25%	13.55%

Mid-Cap Growth
01/01/2011 - 06/30/2011 (Unaudited)	$11.53	1,020	$11,760	0.00%	1.25%	10.64%
2010	10.42	2,431	25,336	0.19%	1.25%	31.66%
2009	7.91	2,715	21,485	0.35%	1.25%	57.35%
2008	5.03	2,455	12,351	0.10%	1.25%	(49.00%)
2007	9.86	3,804	37,524	0.44%	1.25%	21.38%
2006	8.13	4,026	32,711	0.25%	1.25%	7.59%

Mid-Cap Value
01/01/2011 - 06/30/2011 (Unaudited)	$16.64	74	$1,238	4.33%	1.25%	5.88%
2010	15.71	1,054	16,562	1.01%	1.25%	19.69%
05/01/2009 - 12/31/2009	13.13	1,252	16,433	1.00%	1.25%	31.26%

See Notes to Financial Statements	See explanation of references on page F-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

Small-Cap Equity
01/01/2011 - 06/30/2011 (Unaudited)	$16.06	94	$1,504	0.00%	1.25%	2.75%
2010	15.63	867	13,548	0.73%	1.25%	18.62%
2009	13.18	792	10,440	0.69%	1.25%	28.60%
2008	10.25	955	9,783	0.56%	1.25%	(27.03%)
2007	14.04	585	8,211	0.23%	1.25%	4.71%
2006	13.41	316	4,235	0.58%	1.25%	17.21%

Small-Cap Growth
01/01/2011 - 06/30/2011 (Unaudited)	$13.69	755	$10,342	0.00%	1.25%	7.91%
2010	12.69	1,333	16,919	0.00%	1.25%	24.45%
2009	10.20	1,609	16,406	0.00%	1.25%	45.61%
2008	7.00	1,998	13,990	0.00%	1.25%	(47.77%)
2007	13.41	2,155	28,896	0.00%	1.25%	13.66%
2006	11.80	2,073	24,459	0.22%	1.25%	3.76%

Small-Cap Index
01/01/2011 - 06/30/2011 (Unaudited)	$18.32	820	$15,012	0.00%	1.25%	5.38%
2010	17.38	956	16,621	0.87%	1.25%	24.85%
2009	13.92	1,058	14,723	1.14%	1.25%	26.60%
2008	11.00	1,323	14,544	1.58%	1.25%	(35.84%)
2007	17.14	2,539	43,520	1.25%	1.25%	(3.24%)
2006	17.71	2,636	46,686	1.37%	1.25%	16.32%

Small-Cap Value
01/01/2011 - 06/30/2011 (Unaudited)	$24.67	312	$7,695	0.00%	1.25%	7.05%
2010	23.04	621	14,311	2.08%	1.25%	23.78%
2009	18.61	694	12,911	2.41%	1.25%	25.60%
2008	14.82	838	12,424	2.41%	1.25%	(29.12%)
2007	20.91	890	18,601	1.58%	1.25%	1.85%
2006	20.53	1,269	26,054	2.02%	1.25%	18.27%

Health Sciences
01/01/2011 - 06/30/2011 (Unaudited)	$16.36	336	$5,493	0.00%	1.25%	16.42%
2010	14.05	370	5,194	0.00%	1.25%	21.81%
2009	11.54	317	3,658	0.12%	1.25%	25.65%
2008	9.18	363	3,338	0.96%	1.25%	(29.06%)
2007	12.94	569	7,360	0.00%	1.25%	15.02%
2006	11.25	503	5,664	0.00%	1.25%	6.77%

Real Estate
01/01/2011 - 06/30/2011 (Unaudited)	$35.69	299	$10,655	0.00%	1.25%	9.15%
2010	32.70	462	15,123	1.32%	1.25%	28.92%
2009	25.36	568	14,414	2.06%	1.25%	30.63%
2008	19.42	650	12,626	3.20%	1.25%	(40.74%)
2007	32.76	932	30,525	0.89%	1.25%	(17.21%)
2006	39.57	1,361	53,864	2.89%	1.25%	36.35%

Technology
01/01/2011 - 06/30/2011 (Unaudited)	$6.20	565	$3,506	0.00%	1.25%	2.24%
2010	6.07	575	3,486	0.00%	1.25%	20.00%
2009	5.06	719	3,634	0.00%	1.25%	50.68%
2008	3.36	451	1,514	0.11%	1.25%	(52.24%)
2007	7.03	932	6,547	0.06%	1.25%	21.50%
2006	5.78	723	4,183	0.00%	1.25%	7.98%

Emerging Markets
01/01/2011 - 06/30/2011 (Unaudited)	$32.36	735	$23,774	1.27%	1.25%	(1.98%)
2010	33.01	1,343	44,336	1.10%	1.25%	25.44%
2009	26.32	1,586	41,747	0.88%	1.25%	82.50%
2008	14.42	1,943	28,018	1.42%	1.25%	(48.34%)
2007	27.91	2,556	71,344	1.05%	1.25%	31.43%
2006	21.24	2,994	63,569	0.69%	1.25%	22.86%

International Large-Cap
01/01/2011 - 06/30/2011 (Unaudited)	$11.27	1,458	$16,436	0.62%	1.25%	6.08%
2010	10.63	3,982	42,311	1.07%	1.25%	9.01%
2009	9.75	4,716	45,970	1.53%	1.25%	31.95%
2008	7.39	6,010	44,401	2.00%	1.25%	(36.16%)
2007	11.57	7,345	84,999	1.31%	1.25%	7.90%
2006	10.73	11,881	127,428	2.56%	1.25%	25.43%

International Small-Cap
01/01/2011 - 06/30/2011 (Unaudited)	$9.17	142	$1,302	3.03%	1.25%	6.78%
2010	8.58	1,510	12,963	2.59%	1.25%	23.31%
2009	6.96	1,682	11,707	1.38%	1.25%	28.66%
2008	5.41	1,759	9,516	1.99%	1.25%	(48.49%)
2007	10.50	1,962	20,610	1.06%	1.25%	3.42%
05/04/2006 - 12/31/2006	10.16	1,797	18,252	0.21%	1.25%	1.56%

International Value
01/01/2011 - 06/30/2011 (Unaudited)	$16.75	2,579	$43,182	2.30%	1.25%	5.20%
2010	15.92	3,749	59,678	2.61%	1.25%	1.31%
2009	15.71	4,493	70,595	2.09%	1.25%	26.41%
2008	12.43	5,942	73,850	2.66%	1.25%	(48.43%)
2007	24.10	6,914	166,633	1.91%	1.25%	4.92%
2006	22.97	7,571	173,922	1.52%	1.25%	24.13%

See Notes to Financial Statements	See explanation of references on page F-19

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
		Total Units	Total Net	Investment
Variable Accounts		Outstanding	Assets	Income	Expense	Total
For Each Year or Period Ended	AUV	(in 000’s)	(in $000’s)	Ratio (1)	Ratio (2)	Return (3)

American Funds Asset Allocation
01/01/2011 - 06/30/2011 (Unaudited)	$14.85	106	$1,578	4.03%	1.25%	4.55%
2010	14.20	90	1,275	0.00%	1.25%	10.65%
02/05/2009 - 12/31/2009	12.83	71	914	2.64%	1.25%	25.86%

Pacific Dynamix — Conservative Growth
01/01/2011 - 06/30/2011 (Unaudited)	$12.71	75	$950	0.00%	1.25%	3.01%
2010	12.34	77	953	2.77%	1.25%	8.91%
05/13/2009 - 12/31/2009	11.33	33	370	4.97%	1.25%	12.67%

Pacific Dynamix — Moderate Growth
01/01/2011 - 06/30/2011 (Unaudited)	$13.60	166	$2,252	0.00%	1.25%	3.75%
2010	13.11	146	1,913	2.15%	1.25%	10.53%
08/12/2009 - 12/31/2009	11.86	46	550	4.63%	1.25%	7.39%

Pacific Dynamix — Growth
01/01/2011 - 06/30/2011 (Unaudited)	$14.45	174	$2,516	0.00%	1.25%	4.26%
2010	13.86	118	1,638	1.79%	1.25%	12.41%
05/04/2009 - 12/31/2009	12.33	27	338	1.32%	1.25%	20.04%

Portfolio Optimization Conservative (4)
05/05/2011 - 06/30/2011 (Unaudited)	$9.94	5,376	$53,433	0.00%	1.25%	(0.18%)

Portfolio Optimization Moderate- Conservative (4)
05/03/2011 - 06/30/2011 (Unaudited)	$9.89	7,333	$72,520	0.00%	1.25%	(0.90%)

Portfolio Optimization Moderate (4)
05/03/2011 - 06/30/2011 (Unaudited)	$9.83	20,725	$203,689	0.00%	1.25%	(1.38%)

Portfolio Optimization Growth (4)
05/12/2011 - 06/30/2011 (Unaudited)	$9.77	14,195	$138,664	0.00%	1.25%	(1.12%)

Portfolio Optimization Aggressive-Growth (4)
06/24/2011 - 06/30/2011 (Unaudited)	$9.71	5,893	$57,240	0.00%	1.25%	3.97%

Invesco V.I. Balance-Risk Allocation Series II
01/01/2011 - 06/30/2011 (Unaudited)	$13.88	62	$860	0.49%	1.25%	1.80%
2010	13.63	19	266	0.14%	1.25%	7.96%
02/12/2009 - 12/31/2009	12.63	17	216	4.54%	1.25%	25.09%

AllianceBernstein VPS Balanced Wealth Strategy Class B
01/01/2011 - 06/30/2011 (Unaudited)	$9.74	270	$2,625	4.31%	1.25%	2.77%
2010	9.47	281	2,658	2.57%	1.25%	8.93%
2009	8.70	298	2,596	0.92%	1.25%	22.91%
05/06/2008 - 12/31/2008	7.08	210	1,483	2.66%	1.25%	(29.69%)

BlackRock Global Allocation V.I. Class III
01/01/2011 - 06/30/2011 (Unaudited)	$10.53	1,868	$19,671	0.00%	1.25%	2.81%
2010	10.24	1,899	19,452	1.14%	1.25%	8.40%
2009	9.45	1,854	17,511	2.36%	1.25%	19.42%
05/01/2008 - 12/31/2008	7.91	835	6,604	2.40%	1.25%	(20.89%)

Franklin Templeton VIP Founding Funds Allocation Class 4
01/01/2011 - 06/30/2011 (Unaudited)	$9.77	198	$1,936	0.03%	1.25%	5.71%
2010	9.24	196	1,809	2.14%	1.25%	8.87%
2009	8.49	199	1,691	3.08%	1.25%	28.45%
05/06/2008 - 12/31/2008	6.61	109	723	3.04%	1.25%	(34.26%)

GE Investments Total Return Class 3
01/01/2011 - 06/30/2011 (Unaudited)	$13.92	91	$1,271	0.00%	1.25%	2.90%
2010	13.53	78	1,059	2.50%	1.25%	8.01%
02/19/2009 - 12/31/2009	12.52	21	260	3.64%	1.25%	28.72%

MFS Total Return Series — Service Class (4)
05/09/2011 - 06/30/2011 (Unaudited)	$9.81	1	$10	0.00%	1.25%	(1.51%)

PIMCO Global Multi-Asset — Advisor Class
01/01/2011 - 06/30/2011 (Unaudited)	$11.14	242	$2,697	2.54%	1.25%	3.90%
05/12/2010 - 12/31/2010	10.73	143	1,536	5.78%	1.25%	9.10%

(1)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)	The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 3 in Notes to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(5)	Investment income ratio represents less than 0.005%.
See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. ORGANIZATION
     The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of June 30, 2011 is comprised of forty-nine subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., MFS Variable Insurance Trust, and PIMCO Variable Insurance Trust (collectively, the “Funds”) as presented in the Schedule of Investments in Section E of this brochure.
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through D of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following seven new Variable Accounts, all of which commenced operations during 2011:

Commenced
Variable Accounts	Operations on
Inflation Protected	June 28, 2011
Portfolio Optimization Conservative	May 5, 2011
Portfolio Optimization Moderate-Conservative	May 3, 2011
Portfolio Optimization Moderate	May 3, 2011
Portfolio Optimization Growth	May 12, 2011
Portfolio Optimization Aggressive-Growth	June 24, 2011
MFS Total Return Series - Service Class	May 9, 2011
     Invesco V.I. Balanced-Risk Allocation Series II Variable Account was formerly named Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II Variable Account.
     The net assets of the Invesco V.I. Global Multi-Asset Series II Portfolio, the underlying portfolio for the Invesco V.I. Global Multi-Asset Series II Variable Account was transferred to the Invesco Balanced-Risk Allocation Series II Portfolio, the underlying portfolio for the Invesco Balanced-Risk Allocation Series II Variable Account (the “2011 Reorganization”). The 2011 Reorganization took place on April 29, 2011. In connection with the 2011 Reorganization, a total of 30,411 outstanding accumulation units (valued at $449,400) of the Invesco V.I. Global Multi-Asset Series II Variable Account were exchanged for 31,949 accumulation units with equal value of the Invesco Balanced-Risk Allocation Series II Variable Account.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “2010 Reorganization”). The 2010 Reorganization took place on October 29, 2010. In connection with the 2010 Reorganization, a total of 1,012,257 outstanding accumulation units (valued at $16,312,768) of the Equity Variable Account were exchanged for 528,131 accumulation units with equal value of the Main Street Core Variable Account, and a total of 903,099 outstanding accumulation units (valued at $23,547,665) of the Multi-Strategy Variable Account were exchanged for 419,299 accumulation units (valued at $12,951,216) of the Main Street Core Variable Account and 280,520 accumulation units (valued at $10,596,449) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.
     Under the Contracts, Pacific Life also makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders and all other fees and charges are included in Contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to charges and expenses described above, the Separate Account also indirectly bears a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to Financial Statements of PSF, which are included in Section C of this brochure. For the year ended June 30, 2011, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 1.00% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the period ended June 30, 2011, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Cash Management	$9,154	$10,457
Diversified Bond	1,545	41,552
Floating Rate Loan	1,782	15,908
High Yield Bond	3,443	17,364
Inflation Managed	5,589	59,547
Inflation Protected (1)	84	—
Managed Bond	7,644	75,346
Short Duration Bond	953	23,039
American Funds Growth	412	11,473
American Funds Growth-Income	298	15,314
Comstock	666	27,185
Dividend Growth	1,199	12,653
Equity Index	97	28,639
Focused 30	236	1,112
Growth LT	2,932	19,590
Large-Cap Growth	2,425	17,141
Large-Cap Value	1,217	39,105
Long/Short Large-Cap	2,684	20,726
Main Street Core	6,843	18,323
Mid-Cap Equity	5,207	23,553
Mid-Cap Growth	2,116	16,417
Mid-Cap Value	4,844	17,601
Small-Cap Equity	2,804	12,867
Small-Cap Growth	2,519	8,331
Small-Cap Index	231	2,781
Small-Cap Value	2,320	8,023
Health Sciences	1,247	1,394
Real Estate	1,206	6,474
Technology	1,637	1,056
Emerging Markets	1,055	20,146
International Large-Cap	733	28,138
International Small-Cap	304	12,153

(1)	Operations commenced during 2011 (See Note 1).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

Variable Accounts	Purchases	Sales
International Value	$1,675	$20,097
American Funds Asset Allocation	386	100
Pacific Dynamix — Conservative Growth	136	161
Pacific Dynamix — Moderate Growth	903	638
Pacific Dynamix — Growth	948	141
Portfolio Optimization Conservative (1)	53,749	751
Portfolio Optimization Moderate-Conservative (1)	72,446	1,082
Portfolio Optimization Moderate (1)	201,732	2,972
Portfolio Optimization Growth (1)	134,649	244
Portfolio Optimization Aggressive-Growth (1)	55,324	284
Invesco V.I. Balanced-Risk Allocation Series II	713	69
AllianceBernstein VPS Balanced Wealth
Strategy Class B	76	141
BlackRock Global Allocation V.I. Class III	1,376	1,813
Franklin Templeton VIP Founding Funds
Allocation Class 4	145	133
GE Investments Total Return Class 3	287	112
MFS Total Return Series - Service Class (1)	10	—
PIMCO Global Multi-Asset - Advisor Class	1,351	243

(1)	Operations commenced during 2011 (See Note 1).
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 — Quoted prices (unadjusted) in active markets for identical holdings
Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2011, the Separate Account’s holdings as presented in the Schedule of Investments in Section E of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGE IN UNITS OUTSTANDING
     The changes in units outstanding for the periods ended June 30, 2011 and for the year or period ended December 31,2010 were as follows (amounts in thousands):

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	711	(784)	(73)	1,753	(1,947)	(194)
Diversified Bond	240	(3,681)	(3,441)	1,685	(1,157)	528
Floating Rate Loan	185	(1,826)	(1,641)	664	(673)	(9)
High Yield Bond	95	(507)	(412)	360	(624)	(264)
Inflation Managed	123	(1,764)	(1,641)	420	(677)	(257)
Inflation Protected (1)	8	—	8
Managed Bond	209	(2,134)	(1,925)	1,305	(1,139)	166
Short Duration Bond	186	(2,192)	(2,006)	1,019	(887)	132
American Funds Growth	86	(949)	(863)	315	(694)	(379)
American Funds Growth-Income	83	(1,428)	(1,345)	305	(834)	(529)
Comstock	121	(2,679)	(2,558)	352	(811)	(459)
Dividend Growth	57	(1,137)	(1,080)	890	(341)	549
Equity Index	34	(770)	(736)	131	(983)	(852)
Focused 30	37	(107)	(70)	184	(567)	(383)
Growth LT	26	(546)	(520)	93	(456)	(363)
Large-Cap Growth	129	(2,568)	(2,439)	446	(873)	(427)
Large-Cap Value	175	(2,879)	(2,704)	435	(1,097)	(662)
Long/Short Large-Cap	107	(2,289)	(2,182)	487	(578)	(91)
Main Street Core	35	(582)	(547)	1,027	(510)	517
Mid-Cap Equity	42	(1,050)	(1,008)	204	(617)	(413)
Mid-Cap Growth	178	(1,589)	(1,411)	862	(1,146)	(284)
Mid-Cap Value	143	(1,123)	(980)	281	(479)	(198)
Small-Cap Equity	83	(856)	(773)	375	(300)	75
Small-Cap Growth	109	(687)	(578)	395	(671)	(276)
Small-Cap Index	25	(161)	(136)	179	(281)	(102)
Small-Cap Value	48	(357)	(309)	269	(342)	(73)
Health Sciences	63	(97)	(34)	184	(131)	53
Real Estate	38	(201)	(163)	162	(268)	(106)
Technology	207	(217)	(10)	328	(472)	(144)
Emerging Markets	89	(697)	(608)	316	(559)	(243)

(1)	Operations commenced during 2011 (See Note 1).

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS (Continued)
(Unaudited)

	2011			2010
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
International Large-Cap	168	(2,692)	(2,524)	521	(1,255)	(734)
International Small-Cap	54	(1,422)	(1,368)	333	(505)	(172)
International Value	137	(1,307)	(1,170)	364	(1,108)	(744)
American Funds Asset Allocation	25	(9)	16	39	(20)	19
Pacific Dynamix — Conservative Growth	10	(12)	(2)	52	(8)	44
Pacific Dynamix — Moderate Growth	66	(46)	20	126	(26)	100
Pacific Dynamix — Growth	66	(10)	56	108	(17)	91
Portfolio Optimization Conservative (1)	5,452	(76)	5,376
Portfolio Optimization Moderate-Conservative (1)	7,453	(120)	7,333
Portfolio Optimization Moderate (1)	21,059	(334)	20,725
Portfolio Optimization Growth (1)	14,234	(39)	14,195
Portfolio Optimization Aggressive-Growth (1)	5,922	(29)	5,893
Invesco V.I. Balanced-Risk Allocation Series II	48	(5)	43	14	(12)	2
AllianceBernstein VPS Balanced Wealth Strategy Class B	3	(14)	(11)	91	(108)	(17)
BlackRock Global Allocation V.I. Class III	160	(191)	(31)	484	(439)	45
Franklin Templeton VIP Founding Funds Allocation Class 4	16	(14)	2	33	(36)	(3)
GE Investments Total Return Class 3	21	(8)	13	73	(16)	57
MFS Total Return Series — Service Class (1)	1	—	1
PIMCO Global Multi-Asset — Advisor Class (2)	122	(23)	99	151	(8)	143

(1)	Operations commenced during 2011 (See Note 1).

(2)	Operations commenced on May 12, 2010.

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Semi-Annual Reports
as of June 30, 2011

•	Pacific Select Fund

•	Pacific Select Variable Annuity
Separate Account of
Pacific Life Insurance Company

Form No. 142-11A